Shareholders' Equity (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	0	913,194	3,012,500
Agrl [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	0	6,206,000
Kings Gaming [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	1,200,000	2,200,000
Bao Li Gaming [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	1,875,000	0
Officer and Director [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	149,600	200,000
Underwriter Warrants [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	1,440,000	1,440,000